Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Operating Expense By Nature

	2019	2018	2017
Selling expenses	155,115	96,075	32,881

Advertising and publicity	155,115	96,075	32,881
Administrative expenses	1,891,481	1,176,805	649,585

Personnel expenses	1,261,887	712,060	428,772

Compensation	408,394	221,746	134,535
Employee profit-sharing and bonus	645,992	356,938	217,982
Executives profit-sharing	67,547	50,656	28,802
Benefits	47,457	35,922	16,697
Social charges	88,960	45,115	28,836
Other	3,537	1,683	1,920
Other taxes expenses	39,691	43,945	20,749
Depreciation of property and equipment and right-of-use assets	53,530	26,278	9,338
Amortization of intangible assets	37,630	26,510	18,065
Other administrative expenses	498,743	368,012	172,661

Data processing	178,860	130,678	71,861
Technical services	85,782	76,476	26,985
Third parties’ services	145,730	63,333	19,006
Rent expenses	10,575	41,950	16,492
Communication	17,495	11,457	11,276
Travel	21,676	13,804	9,791
Legal and judicial	3,406	9,023	2,638
Other	35,219	21,291	14,612

Total	2,046,596	1,272,880	682,466